MARKETABLE EQUITY SECURITIES	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
MARKETABLE EQUITY SECURITIES
MARKETABLE EQUITY SECURITIES

Our marketable securities are equity securities recognized at fair value.

(in thousands of $)	2018	2017
Balance at start of year	16,300	6,524
Disposals during the year	(224)	—
Additions during the year	—	6,740
Unrealized gain (loss), net	(4,043)	3,036
Balance at end of year	12,033	16,300

Our marketable equity securities consist of an investment in Scorpio Bulkers Inc., a dry bulk shipping company listed on the New York Stock Exchange. In 2018, we sold 26,700 shares in our investment for an aggregate of $0.2 million. As of December 31, 2018, the fair value of our total investments in this company was $12.0 million.

In 2017, we entered into agreements to sell six Ultramax vessels to Scorpio Bulkers Inc. For one of the vessels we agreed to a partial settlement in the form of 910,802 consideration shares in the buyer. In 2018  we received a one-time cash compensation from the buyer of $0.4 million. This related to an agreement linked to the price development of the consideration shares. The cost price and fair value as of December 31, 2017 was $6.7 million for these shares. As of December 31, 2017, the fair value of our total investments in this company was $16.3 million.